COMMITMENTS AND CONTIGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum commitments under operating lease agreements:
2016	$ 1,753
2017	1,509
2018	702
2019 and after	177
Operating leases, future minimum payments due, total	4,141
Rent expense, net	$ 1,346	$ 1,146	$ 850